FINANCIAL INSTRUMENTS (Tables)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The following table summarizes the valuation of the Company's assets and liabilities at fair value within the fair value hierarchy levels as of December 31, 2012:

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	December 31, 2012
Assets:
Residential mortgage-backed securities(a)	$—	$81,027,998	$—	$81,027,998
Linked Transactions(b)	—	8,612,753	—	8,612,753
Swaptions	—	12,062	—	12,062
Total	$—	$89,652,813	$—	$89,652,813
Liabilities:
Interest rate swaps	$—	$(283,754)	$—	$(283,754)
Total	$—	$(283,754)	$—	$(283,754)

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(a)	For more detail about the fair value of the Company's RMBS and type of securities, see Note 3 and Note 4.

(b)	For more detail about the fair value of the Company's Linked Transactions, see Note 3 and Note 7.

The following tables summarize the valuation of the Company’s assets and liabilities at fair value within the fair value hierarchy levels as of September 30, 2013 and December 31, 2012:

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	September 30, 2013
Assets:
Residential mortgage-backed securities (a)	$-	$417,552,903	$-	$417,552,903
Linked transactions (b)	-	23,205,354	-	23,205,354
Swaptions	-	1,541,494	-	1,541,494
Futures	120,313	-	-	120,313
Total	$120,313	$442,299,751	$-	$442,420,064

Liabilities:
Interest rate swaps	$-	$(4,630,242)	$-	$(4,630,242)
Total	$-	$(4,630,242)	$-	$(4,630,242)

	Quoted prices in	Significant
	active markets	other observable	Unobservable
	for identical assets	inputs	inputs	Balance as of
	Level 1	Level 2	Level 3	December 31, 2012
Assets:
Residential mortgage-backed securities (a)	$-	$81,027,998	$-	$81,027,998
Linked transactions (b)	-	8,612,753	-	8,612,753
Swaptions	-	12,062	-	12,062
Total	$-	$89,652,813	$-	$89,652,813

Liabilities:
Interest rate swaps	$-	$(283,754)	$-	$(283,754)
Total	$-	$(283,754)	$-	$(283,754)

(a)    For more detail about the fair value of the Company’s RMBS and type of securities, see Note 3 and Note 4.
(b)    For more detail about the fair value of the Company’s Linked Transactions, see Note 3 and Note 7.